Consolidated Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 8.7%
Ambev SA	248,065	$1,058,954
Atacadao SA	24,000	106,766
B2W Cia. Digital(a)	8,020	106,863
B3 SA — Brasil, Bolsa, Balcao	112,069	1,264,795
Banco Bradesco SA	64,026	473,196
Banco BTG Pactual SA	16,000	265,828
Banco do Brasil SA	48,089	543,749
Banco Santander Brasil SA	24,000	250,313
BB Seguridade Participacoes SA	40,000	325,899
BR Malls Participacoes SA	40,018	147,360
BRF SA(a)	32,000	276,991
CCR SA	64,000	260,190
Centrais Eletricas Brasileiras SA	16,000	131,798
Cia. de Saneamento Basico do Estado de Sao Paulo	16,000	217,203
Cia. Siderurgica Nacional SA	32,000	95,055
Cielo SA	72,021	132,858
Cogna Educacao	80,064	194,087
Cosan SA	8,000	117,494
Embraer SA	40,000	170,281
Energisa SA	8,000	86,995
Engie Brasil Energia SA	10,325	114,207
Equatorial Energia SA	40,000	195,256
Hapvida Participacoes e Investimentos SA(b)	8,000	105,385
Hypera SA	24,000	189,012
IRB Brasil Resseguros S/A	32,000	281,002
JBS SA	56,052	377,542
Klabin SA	40,000	167,632
Localiza Rent a Car SA	32,079	341,707
Lojas Renner SA	44,716	547,806
Magazine Luiza SA	40,000	425,987
Multiplan Empreendimentos Imobiliarios SA	16,030	109,639
Natura Cosmeticos SA	24,000	187,990
Notre Dame Intermedica Participacoes SA	16,000	214,516
Petrobras Distribuidora SA	40,000	269,044
Petroleo Brasileiro SA	160,000	1,180,616
Porto Seguro SA	8,000	113,521
Raia Drogasil SA	16,050	428,893
Rumo SA(a)	56,000	323,553
Sul America SA	16,089	202,392
Suzano SA	24,015	219,005
TIM Participacoes SA	48,069	153,928
Ultrapar Participacoes SA	32,000	165,059
Vale SA(a)	168,029	1,986,162
WEG SA	48,072	345,848

		14,872,377

China — 62.7%
360 Security Technology Inc., Class A	7,999	23,599
3SBio Inc.(a)(b)	80,000	115,487
51job Inc., ADR(a)(c)	1,520	119,502
58.com Inc., ADR(a)(c)	3,680	226,394
AAC Technologies Holdings Inc.(c)	54,000	378,730
AECC Aviation Power Co. Ltd., Class A	16,000	46,157
Agricultural Bank of China Ltd., Class A	272,000	140,064
Agricultural Bank of China Ltd., Class H	1,520,000	615,554
Aier Eye Hospital Group Co. Ltd., Class A	8,000	45,428
Air China Ltd., Class A	16,000	19,232
Air China Ltd., Class H	160,000	145,534
Aisino Corp., Class A	16,000	46,999

Security	Shares	Value

China (continued)
Alibaba Group Holding Ltd., ADR(a)	90,880	$18,176,000
Alibaba Health Information Technology Ltd.(a)(c)	238,000	269,385
Alibaba Pictures Group Ltd.(a)	800,000	132,861
A-Living Services Co. Ltd., Class H(b)	20,000	64,514
Aluminum Corp. of China Ltd., Class A(a)	72,000	33,593
Aluminum Corp. of China Ltd., Class H(a)	160,000	49,056
Angang Steel Co. Ltd., Class A	94,020	42,129
Anhui Conch Cement Co. Ltd., Class A	16,000	104,240
Anhui Conch Cement Co. Ltd., Class H	80,000	511,514
ANTA Sports Products Ltd.	80,040	752,572
Anxin Trust Co. Ltd., Class A(a)	16,000	9,058
Autohome Inc., ADR(a)	2,880	195,984
AVIC Aircraft Co. Ltd., Class A	8,000	18,094
Avic Capital Co. Ltd., Class A	31,999	20,665
AVIC Electromechanical Systems Co. Ltd., Class A	16,000	14,543
AviChina Industry & Technology Co. Ltd., Class H	160,000	72,971
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	16,000	11,858
BAIC Motor Corp. Ltd., Class H(b)	80,000	44,866
Baidu Inc., ADR(a)	14,320	1,697,350
Bank of Beijing Co. Ltd., Class A	88,000	69,599
Bank of Chengdu Co. Ltd., Class A	16,000	19,437
Bank of China Ltd., Class A	128,000	66,094
Bank of China Ltd., Class H	3,920,000	1,572,457
Bank of Communications Co. Ltd., Class A	152,000	119,136
Bank of Communications Co. Ltd., Class H	400,200	262,787
Bank of Guiyang Co. Ltd., Class A	8,000	10,481
Bank of Hangzhou Co. Ltd., Class A	15,999	19,823
Bank of Jiangsu Co. Ltd., Class A	56,000	54,965
Bank of Nanjing Co. Ltd., Class A	40,000	47,056
Bank of Ningbo Co. Ltd., Class A	24,000	90,743
Bank of Shanghai Co. Ltd., Class A	48,040	62,801
Baoshan Iron & Steel Co. Ltd., Class A	56,000	43,574
Baozun Inc., ADR(a)(c)	2,480	94,166
BBMG Corp., Class A	32,000	14,885
BBMG Corp., Class H	160,000	44,151
Beijing Capital International Airport Co. Ltd., Class H	160,000	151,257
Beijing Dabeinong Technology Group Co. Ltd., Class A	24,000	14,817
Beijing Enlight Media Co. Ltd., Class A	8,000	11,323
Beijing Enterprises Holdings Ltd.	40,000	176,807
Beijing Enterprises Water Group Ltd.	320,000	156,980
Beijing New Building Materials PLC, Class A	8,000	25,400
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	8,000	27,312
Beijing Originwater Technology Co. Ltd., Class A	16,000	17,093
Beijing Sinnet Technology Co. Ltd., Class A	8,000	21,792
Beijing Tongrentang Co. Ltd., Class A	16,000	60,541
Beijing Yanjing Brewery Co. Ltd., Class A	16,000	13,929
BEST Inc., ADR(a)(c)	10,560	63,466
BOC Aviation Ltd.(b)	8,000	75,577
BOE Technology Group Co. Ltd., Class A	104,000	57,696
Bohai Leasing Co. Ltd., Class A(a)	32,000	15,568
Bosideng International Holdings Ltd.	160,000	76,446
Brilliance China Automotive Holdings Ltd.(c)	160,000	165,156
BYD Co. Ltd., Class A	8,000	49,377
BYD Co. Ltd., Class H(c)	40,000	189,837
BYD Electronic International Co. Ltd.	40,000	71,540
Caitong Securities Co. Ltd., Class A	8,000	10,856
CGN Power Co. Ltd., Class H(b)	480,000	120,188
Changjiang Securities Co. Ltd., Class A	24,000	21,303

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Chaozhou Three-Circle Group Co. Ltd., Class A	8,000	$21,303
Chengdu Xingrong Environment Co. Ltd., Class A	24,000	15,397
China Agri-Industries Holdings Ltd.	160,000	84,009
China Aoyuan Group Ltd.	80,000	114,465
China Cinda Asset Management Co. Ltd., Class H	480,000	99,952
China CITIC Bank Corp. Ltd., Class A	16,000	13,656
China CITIC Bank Corp. Ltd., Class H	480,000	262,451
China Coal Energy Co. Ltd., Class H	160,000	63,364
China Communications Construction Co. Ltd., Class A	16,000	20,484
China Communications Construction Co. Ltd., Class H	240,000	186,720
China Communications Services Corp. Ltd., Class H	160,800	108,258
China Conch Venture Holdings Ltd.	80,000	311,201
China Construction Bank Corp., Class A	40,000	40,399
China Construction Bank Corp., Class H	5,120,370	4,075,233
China Ding Yi Feng Holdings Ltd.(a)(d)	56,000	715
China East Education Holdings Ltd.(a)(b)	40,000	73,993
China Eastern Airlines Corp. Ltd., Class A(a)	72,000	52,439
China Enterprise Co. Ltd., Class A	24,000	14,817
China Everbright Bank Co. Ltd., Class A	160,000	93,998
China Everbright Bank Co. Ltd., Class H	80,000	34,544
China Everbright International Ltd.	160,000	121,005
China Evergrande Group(a)	80,000	190,911
China First Capital Group Ltd.(a)(d)	160,000	8,380
China Fortune Land Development Co. Ltd., Class A	8,000	31,784
China Galaxy Securities Co. Ltd., Class H	200,000	101,690
China Gas Holdings Ltd.	96,000	356,884
China Gezhouba Group Co. Ltd., Class A	16,000	13,997
China Grand Automotive Services Group Co. Ltd., Class A	48,000	22,805
China Greatwall Technology Group Co. Ltd., Class A	8,000	16,899
China Hongqiao Group Ltd.	120,000	63,007
China Huarong Asset Management Co. Ltd., Class H(b)	560,000	81,556
China Huishan Dairy Holdings Co. Ltd.(a)(d)	51,450	105
China International Capital Corp. Ltd., Class H(b)(c)	64,000	110,213
China International Travel Service Corp. Ltd., Class A	8,000	95,363
China Jinmao Holdings Group Ltd.	320,000	212,577
China Jushi Co. Ltd., Class A	40,000	51,380
China Lesso Group Holdings Ltd.	80,000	83,804
China Life Insurance Co. Ltd., Class A	8,000	37,337
China Life Insurance Co. Ltd., Class H	400,000	1,010,763
China Literature Ltd.(a)(b)(c)	16,000	61,423
China Longyuan Power Group Corp. Ltd., Class H	160,000	86,666
China Medical System Holdings Ltd.	84,000	119,544
China Mengniu Dairy Co. Ltd.	160,000	612,181
China Merchants Bank Co. Ltd., Class A	72,000	369,015
China Merchants Bank Co. Ltd., Class H	200,456	947,510
China Merchants Energy Shipping Co. Ltd., Class A	16,000	13,519
China Merchants Port Holdings Co. Ltd.	86,000	133,816
China Merchants Securities Co. Ltd., Class A	24,000	56,262
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	24,000	61,827
China Minsheng Banking Corp. Ltd., Class A	152,000	133,406
China Minsheng Banking Corp. Ltd., Class H	320,000	222,797
China Mobile Ltd.	320,000	2,411,932
China Molybdenum Co. Ltd., Class A	64,000	32,410
China Molybdenum Co. Ltd., Class H	240,000	82,169
China National Building Material Co. Ltd., Class H	206,000	198,954
China National Nuclear Power Co. Ltd., Class A	72,000	49,776
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	8,000	11,312

Security	Shares	Value

China (continued)
China Overseas Land & Investment Ltd.	256,800	$861,167
China Pacific Insurance Group Co. Ltd., Class A	24,000	116,928
China Pacific Insurance Group Co. Ltd., Class H	144,000	509,572
China Petroleum & Chemical Corp., Class A	96,000	68,143
China Petroleum & Chemical Corp., Class H	1,440,600	807,925
China Power International Development Ltd.	240,000	49,669
China Railway Construction Corp. Ltd., Class A	40,000	55,022
China Railway Construction Corp. Ltd., Class H	120,000	123,867
China Railway Group Ltd., Class A	48,000	38,578
China Railway Group Ltd., Class H	160,000	93,616
China Railway Signal & Communication Corp. Ltd., Class H(b)	84,000	45,070
China Reinsurance Group Corp., Class H	320,000	50,691
China Renewable Energy Investment Ltd.(a)(d)	7,709	—
China Resources Beer Holdings Co. Ltd.	98,000	513,302
China Resources Cement Holdings Ltd.	160,000	191,524
China Resources Gas Group Ltd.	73,000	406,605
China Resources Land Ltd.	160,444	693,817
China Resources Pharmaceutical Group Ltd.(b)	80,000	69,905
China Resources Power Holdings Co. Ltd.	160,200	208,340
China Shenhua Energy Co. Ltd., Class A	16,000	39,170
China Shenhua Energy Co. Ltd., Class H	200,000	387,340
China Shipbuilding Industry Co. Ltd., Class A	80,000	60,086
China Shipbuilding Industry Group Power Co. Ltd., Class A(a)	8,000	25,002
China Southern Airlines Co. Ltd., Class A	40,000	37,611
China Southern Airlines Co. Ltd., Class H	160,000	99,952
China State Construction Engineering Corp. Ltd., Class A	176,000	127,933
China State Construction International Holdings Ltd.	160,000	126,115
China Taiping Insurance Holdings Co. Ltd.	96,040	222,072
China Telecom Corp. Ltd., Class H	800,000	302,513
China Tower Corp. Ltd., Class H(b)	2,240,000	457,858
China Traditional Chinese Medicine Holdings Co. Ltd.	160,000	71,336
China Unicom Hong Kong Ltd.	363,900	311,473
China United Network Communications Ltd., Class A	96,000	77,975
China Vanke Co. Ltd., Class A	32,001	126,093
China Vanke Co. Ltd., Class H	80,001	299,451
China Yangtze Power Co. Ltd., Class A	56,056	144,566
China Zhongwang Holdings Ltd.	96,000	38,387
Chongqing Changan Automobile Co. Ltd., Class A	16,000	19,391
Chongqing Rural Commercial Bank Co. Ltd., Class H	160,000	79,512
Chongqing Zhifei Biological Products Co. Ltd., Class A	8,000	50,413
CIFI Holdings Group Co. Ltd.	160,000	116,509
CITIC Guoan Information Industry Co. Ltd., Class A(a)	32,000	15,158
CITIC Ltd.	320,000	400,626
CITIC Securities Co. Ltd., Class A	24,000	73,093
CITIC Securities Co. Ltd., Class H	120,000	222,899
CNOOC Ltd.	960,000	1,393,197
Contemporary Amperex Technology Co. Ltd., Class A	8,000	99,472
COSCO SHIPPING Development Co. Ltd., Class A	16,000	5,690
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	64,000	43,061
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	120,000	44,304
COSCO SHIPPING Ports Ltd.	160,000	130,203
Country Garden Holdings Co. Ltd.	400,046	557,057
Country Garden Services Holdings Co. Ltd.	84,000	271,496
CRRC Corp. Ltd., Class A	80,000	79,318
CRRC Corp. Ltd., Class H	240,400	158,163
CSC Financial Co. Ltd., Class A	8,000	25,480
CSPC Pharmaceutical Group Ltd.	320,000	728,485

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Dali Foods Group Co. Ltd.(b)	120,000	$81,556
Dalian Port PDA Co. Ltd., Class A	56,000	15,932
Daqin Railway Co. Ltd., Class A	48,000	54,145
Datang International Power Generation Co. Ltd., Class H	160,000	29,638
DHC Software Co. Ltd., Class A	8,000	10,435
Dongfang Electric Corp. Ltd., Class A	16,000	20,233
Dongfeng Motor Group Co. Ltd., Class H	160,000	153,710
Dongxing Securities Co. Ltd., Class A	31,999	49,296
East Money Information Co. Ltd., Class A	24,000	47,283
ENN Energy Holdings Ltd.	40,000	434,352
Everbright Securities Co. Ltd., Class A	24,097	38,425
Fangda Carbon New Material Co. Ltd., Class A(a)	8,000	12,268
Far East Horizon Ltd.	160,000	145,329
Fiberhome Telecommunication Technologies Co. Ltd., Class A	8,000	28,313
Financial Street Holdings Co. Ltd., Class A	16,000	17,593
First Capital Securities Co. Ltd., Class A	16,000	16,364
Focus Media Information Technology Co. Ltd., Class A	56,039	44,640
Foshan Haitian Flavouring & Food Co. Ltd., Class A	8,000	121,742
Fosun International Ltd.	160,000	215,439
Founder Securities Co. Ltd., Class A	32,099	30,547
Foxconn Industrial Internet Co. Ltd., Class A	16,000	37,918
Fujian Sunner Development Co. Ltd., Class A	8,000	27,039
Fuyao Glass Industry Group Co. Ltd., Class A	8,000	25,297
Fuyao Glass Industry Group Co. Ltd., Class H(b)	32,000	94,433
Ganfeng Lithium Co. Ltd., Class A	8,000	31,579
GCL System Integration Technology Co. Ltd., Class A(a)	16,000	13,974
GD Power Development Co. Ltd., Class A	88,000	28,290
GDS Holdings Ltd., ADR(a)(c)	3,520	164,806
Geely Automobile Holdings Ltd.	240,000	448,865
GEM Co. Ltd., Class A	23,999	13,826
Gemdale Corp., Class A	16,000	27,084
GF Securities Co. Ltd., Class A(a)	24,000	45,542
GF Securities Co. Ltd., Class H	80,000	85,644
GoerTek Inc., Class A	8,000	22,066
GOME Retail Holdings Ltd.(a)(c)	640,400	56,450
Grandjoy Holdings Group Co. Ltd., Class A	16,000	15,681
Great Wall Motor Co. Ltd., Class H(c)	160,000	123,663
Gree Electric Appliances Inc. of Zhuhai, Class A	8,000	65,673
Greenland Holdings Corp. Ltd., Class A	39,999	37,268
Guangdong Haid Group Co. Ltd., Class A	8,000	34,936
Guangdong HEC Technology Holding Co. Ltd., Class A	16,000	20,120
Guangdong Investment Ltd.	160,000	330,721
Guangdong LY Intelligent Manufacturing Co. Ltd., Class A(a)	16,000	23,829
Guanghui Energy Co. Ltd., Class A	32,000	14,794
Guangshen Railway Co. Ltd., Class A	32,000	13,474
Guangzhou Automobile Group Co. Ltd., Class A	8,000	13,440
Guangzhou Automobile Group Co. Ltd., Class H	166,235	177,538
Guangzhou Baiyun International Airport Co. Ltd., Class A	8,000	19,004
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	8,000	37,827
Guangzhou R&F Properties Co. Ltd., Class H	64,000	107,597
Guosen Securities Co. Ltd., Class A	16,000	25,855
Guotai Junan Securities Co. Ltd., Class A	40,000	95,079
Guotai Junan Securities Co. Ltd., Class H(b)	32,000	48,647
Guoyuan Securities Co. Ltd., Class A	16,000	19,027
Haier Electronics Group Co. Ltd.	100,000	277,858
Haier Smart Home Co. Ltd., Class A	24,079	58,434
Haitong Securities Co. Ltd., Class A	40,000	78,180

Security	Shares	Value

China (continued)
Haitong Securities Co. Ltd., Class H	128,000	$127,873
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	32,000	142,977
Henan Shuanghui Investment & Development Co. Ltd., Class A	8,000	35,266
Hengan International Group Co. Ltd.	40,000	264,188
Hengli Petrochemical Co. Ltd., Class A	24,000	47,898
Hengtong Optic-Electric Co. Ltd., Class A	8,000	17,616
Hengyi Petrochemical Co. Ltd., Class A	8,000	15,852
Hesteel Co. Ltd., Class A	40,000	14,339
HLA Corp. Ltd., Class A	16,000	17,480
Holitech Technology Co. Ltd.	24,000	16,660
Huaan Securities Co. Ltd., Class A	16,000	13,610
Huadian Power International Corp. Ltd., Class A	64,000	33,775
Huadong Medicine Co. Ltd., Class A	8,000	27,995
Hualan Biological Engineering Inc., Class A	8,000	38,077
Huaneng Power International Inc., Class A	16,000	13,633
Huaneng Power International Inc., Class H	160,000	79,308
Huaneng Renewables Corp. Ltd., Class H	320,000	122,232
Huatai Securities Co. Ltd., Class A	32,000	77,247
Huatai Securities Co. Ltd., Class H(b)	80,000	119,983
Huaxia Bank Co. Ltd., Class A	64,000	67,642
Huaxin Cement Co. Ltd., Class A	8,000	25,081
Huayu Automotive Systems Co. Ltd., Class A	8,699	32,074
Huazhu Group Ltd., ADR	7,200	246,312
Hubei Biocause Pharmaceutical Co. Ltd., Class A	40,000	38,123
Hubei Energy Group Co. Ltd., Class A	64,000	37,599
Hunan Valin Steel Co. Ltd., Class A(a)	24,000	15,397
Hutchison China MediTech Ltd., ADR(a)(c)	3,680	88,725
HUYA Inc., ADR(a)	3,280	69,208
Iflytek Co. Ltd., Class A	8,000	37,508
Industrial & Commercial Bank of China Ltd., Class A	192,000	158,135
Industrial & Commercial Bank of China Ltd., Class H	3,360,050	2,395,207
Industrial Bank Co. Ltd., Class A	64,000	171,973
Industrial Securities Co. Ltd., Class A	24,000	21,132
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	200,000	36,416
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A(a)	32,000	13,747
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	40,000	14,737
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	24,000	99,312
Inner Mongolia Yitai Coal Co. Ltd., Class B	72,000	51,912
Inspur Electronic Information Industry Co. Ltd., Class A	8,000	34,071
iQIYI Inc., ADR(a)(c)	7,440	142,476
JCET Group Co. Ltd., Class A(a)	8,000	23,579
JD.com Inc., ADR(a)	40,000	1,306,000
Jiangsu Hengrui Medicine Co. Ltd., Class A	16,000	195,506
Jiangsu King’s Luck Brewery JSC Ltd., Class A	8,000	34,344
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	8,000	111,739
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	16,000	18,481
Jiangsu Zhongtian Technology Co. Ltd., Class A	16,000	18,435
Jiangxi Copper Co. Ltd., Class A	8,000	16,034
Jiangxi Copper Co. Ltd., Class H	80,000	92,287
Jiangxi Zhengbang Technology Co. Ltd., Class A	8,000	16,637
Jinke Properties Group Co. Ltd., Class A	16,000	14,953
Kaisa Group Holdings Ltd.	160,000	62,956
Kingboard Holdings Ltd.	40,000	110,121
Kingboard Laminates Holdings Ltd.	80,000	90,243
Kingdee International Software Group Co. Ltd.(c)	160,000	158,615
Kingsoft Corp. Ltd.(a)(c)	80,000	177,011
Kunlun Energy Co. Ltd.	160,000	135,518

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Kweichow Moutai Co. Ltd., Class A	3,500	$562,095
KWG Group Holdings Ltd.	80,000	87,892
Lee & Man Paper Manufacturing Ltd.	80,000	54,166
Legend Holdings Corp., Class H(a)(b)	24,000	49,363
Lenovo Group Ltd.	320,000	211,351
Lens Technology Co. Ltd., Class A	8,000	14,600
Lepu Medical Technology Beijing Co. Ltd., Class A	8,000	36,723
Li Ning Co. Ltd.	120,000	384,785
Longfor Group Holdings Ltd.(b)	80,000	327,553
LONGi Green Energy Technology Co. Ltd., Class A	16,000	54,282
Luxshare Precision Industry Co. Ltd., Class A	15,221	73,681
Luye Pharma Group Ltd.(b)	80,000	58,765
Luzhou Laojiao Co. Ltd., Class A	8,000	93,031
Maanshan Iron & Steel Co. Ltd., Class A	40,000	15,647
Mango Excellent Media Co. Ltd., Class A(a)	8,000	34,663
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	12,753	26,830
Meituan Dianping, Class B(a)	56,000	738,296
Metallurgical Corp. of China Ltd., Class A	128,000	48,797
Metallurgical Corp. of China Ltd., Class H	160,000	33,317
Midea Group Co. Ltd., Class A	9,200	71,062
Momo Inc., ADR	6,800	254,524
Muyuan Foodstuff Co. Ltd., Class A	8,000	98,777
NanJi E-Commerce Co. Ltd., Class A(a)	8,000	12,620
Nanjing Iron & Steel Co. Ltd., Class A	32,000	15,021
Nanjing Securities Co. Ltd., Class A	16,000	17,457
NARI Technology Co. Ltd., Class A	16,000	52,256
NavInfo Co. Ltd., Class A	8,000	18,356
NetEase Inc., ADR	3,760	1,185,603
New China Life Insurance Co. Ltd., Class A	8,000	50,663
New China Life Insurance Co. Ltd., Class H	8,000	30,813
New Hope Liuhe Co. Ltd., Class A	16,000	46,817
New Oriental Education & Technology Group Inc., ADR(a)	7,040	852,403
Nexteer Automotive Group Ltd.	80,000	67,044
Nine Dragons Paper Holdings Ltd.	80,000	81,454
Ningbo Zhoushan Port Co. Ltd., Class A	32,000	16,478
NIO Inc., ADR(a)(c)	38,400	87,168
Noah Holdings Ltd.(a)(c)	2,000	58,280
Oceanwide Holdings Co. Ltd., Class A	24,000	14,441
Offshore Oil Engineering Co. Ltd., Class A	15,924	15,811
OFILM Group Co. Ltd., Class A(a)	8,000	14,373
Orient Securities Co. Ltd./China, Class A	24,000	33,184
Pacific Securities Co. Ltd. (The)/China, Class A(a)	32,000	14,839
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	40,000	15,875
People’s Insurance Co. Group of China Ltd. (The), Class H	480,000	192,546
Perfect World Co. Ltd./China, Class A	8,000	39,261
PetroChina Co. Ltd., Class A	40,000	31,807
PetroChina Co. Ltd., Class H	1,120,000	516,521
PICC Property & Casualty Co. Ltd., Class H	320,322	370,747
Pinduoduo Inc., ADR(a)	10,320	371,004
Ping An Bank Co. Ltd., Class A	56,000	121,799
Ping An Healthcare and Technology Co. Ltd.(a)(b)	13,000	86,526
Ping An Insurance Group Co. of China Ltd., Class A	32,000	380,634
Ping An Insurance Group Co. of China Ltd., Class H	320,000	3,626,074
Poly Developments and Holdings Group Co. Ltd., Class A	48,000	98,527
Postal Savings Bank of China Co. Ltd., Class H(b)	400,000	259,589
Power Construction Corp. of China Ltd., Class A	80,000	46,430

Security	Shares	Value

China (continued)
Qudian Inc., ADR(a)	8,000	$39,680
RiseSun Real Estate Development Co. Ltd., Class A	16,000	19,642
Rongsheng Petro Chemical Co. Ltd., Class A	24,000	41,480
SAIC Motor Corp. Ltd., Class A	24,000	79,375
Sanan Optoelectronics Co. Ltd., Class A	16,094	38,072
Sany Heavy Industry Co. Ltd., Class A	32,000	65,912
SDIC Capital Co. Ltd., Class A	16,000	27,198
SDIC Power Holdings Co. Ltd., Class A	32,099	38,218
Sealand Securities Co. Ltd., Class A	24,000	15,807
Seazen Group Ltd(c)	160,000	170,470
Seazen Holdings Co. Ltd., Class A	8,000	37,155
Semiconductor Manufacturing International Corp.(a)	160,200	204,247
SF Holding Co. Ltd., Class A	8,000	43,187
Shaanxi Coal Industry Co. Ltd., Class A	32,000	38,601
Shandong Gold Mining Co. Ltd., Class A	8,000	34,242
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,000	19,004
Shandong Nanshan Aluminum Co. Ltd., Class A	48,000	14,748
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	184,000	222,133
Shandong Xinchao Energy Corp. Ltd., Class A(a)	48,000	13,861
Shanghai 2345 Network Holding Group Co. Ltd., Class A	56,085	24,094
Shanghai Construction Group Co. Ltd., Class A	32,000	15,841
Shanghai Electric Group Co. Ltd., Class A	80,000	53,258
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	8,000	28,620
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	43,500	122,257
Shanghai International Port Group Co. Ltd., Class A	32,000	25,354
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	72,076	65,950
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	8,000	20,245
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	56,000	100,443
Shanghai Pudong Development Bank Co. Ltd., Class A	96,000	162,641
Shanghai Tunnel Engineering Co. Ltd., Class A	16,000	13,383
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	16,000	16,956
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	16,000	15,750
Shanxi Meijin Energy Co. Ltd., Class A	16,000	18,936
Shanxi Securities Co. Ltd., Class A	16,000	16,933
Shanxi Taigang Stainless Steel Co. Ltd., Class A	24,000	13,417
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	16,000	13,155
Shanying International Holding Co. Ltd., Class A(a)	32,000	14,794
Shenergy Co. Ltd., Class A	32,000	26,993
Shengyi Technology Co. Ltd., Class A	8,000	26,071
Shenwan Hongyuan Group Co. Ltd., Class A	96,099	65,069
Shenzhen Energy Group Co. Ltd., Class A	48,000	41,104
Shenzhen Inovance Technology Co. Ltd., Class A	8,000	29,895
Shenzhen International Holdings Ltd.	40,000	84,520
Shenzhen Investment Ltd.	160,000	62,956
Shenzhen Overseas Chinese Town Co. Ltd., Class A	40,000	39,204
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	24,000	13,588
Shenzhou International Group Holdings Ltd.	40,000	527,355
Shimao Property Holdings Ltd.	80,000	289,738
Shui On Land Ltd.	200,000	41,902
Sichuan Chuantou Energy Co. Ltd., Class A	24,000	32,603
Sichuan Hebang Biotechnology Co. Ltd., Class A(a)	72,000	14,851
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	8,000	26,424
Sichuan Languang Development Co. Ltd., Class A	16,000	15,067
SINA Corp./China(a)	3,680	128,395
Sino Biopharmaceutical Ltd.	400,000	516,113
Sinolink Securities Co. Ltd., Class A	16,000	18,709

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sino-Ocean Group Holding Ltd.	160,000	$59,276
Sinopec Engineering Group Co. Ltd., Class H	80,000	46,910
Sinopec Shanghai Petrochemical Co. Ltd., Class A	32,000	17,798
Sinopec Shanghai Petrochemical Co. Ltd., Class H	161,000	44,632
Sinopharm Group Co. Ltd., Class H	64,000	211,351
Sinotrans Ltd., Class A	24,000	14,031
Sinotrans Ltd., Class H	160,000	49,874
Sinotruk Hong Kong Ltd.	40,000	67,555
SOHO China Ltd.	120,000	41,391
Songcheng Performance Development Co. Ltd., Class A	8,000	31,113
SooChow Securities Co. Ltd., Class A	16,000	19,414
Southwest Securities Co. Ltd., Class A	24,000	14,782
SSY Group Ltd.	160,000	125,911
Sun Art Retail Group Ltd.	120,000	135,824
Sunac China Holdings Ltd.	160,000	779,790
Suning.com Co. Ltd., Class A	32,000	44,837
Sunny Optical Technology Group Co. Ltd.	40,000	655,616
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	8,000	21,736
TAL Education Group, ADR(a)	21,120	934,771
TangShan Port Group Co. Ltd., Class A	40,000	14,396
TBEA Co. Ltd., Class A	16,000	14,771
TCL Corp., Class A	64,000	34,959
Tencent Holdings Ltd.	312,000	13,224,950
Tencent Music Entertainment Group, ADR(a)	6,000	74,580
Tian Di Science & Technology Co. Ltd., Class A	32,000	13,701
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	8,000	11,505
Tianma Microelectronics Co. Ltd., Class A	8,000	17,445
Tingyi Cayman Islands Holding Corp.	160,000	260,407
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	8,000	15,101
Tongling Nonferrous Metals Group Co. Ltd., Class A	48,000	14,543
Tongwei Co. Ltd., Class A	16,095	29,992
Towngas China Co. Ltd.	80,000	56,517
Transfar Zhilian Co. Ltd., Class A	16,000	15,681
TravelSky Technology Ltd., Class H	80,000	194,794
Trip.com Group Ltd., ADR(a)	25,120	834,989
Tsingtao Brewery Co. Ltd., Class H	24,000	148,395
Uni-President China Holdings Ltd.	80,000	81,249
Unisplendour Corp. Ltd., Class A	8,000	30,783
Vipshop Holdings Ltd., ADR(a)	23,840	304,675
Walvax Biotechnology Co. Ltd., Class A	8,000	34,367
Wanda Film Holding Co. Ltd., Class A(a)	8,000	16,228
Wanhua Chemical Group Co. Ltd., Class A	8,000	55,090
Want Want China Holdings Ltd.	240,000	206,649
Wanxiang Qianchao Co. Ltd., Class A	56,027	40,486
Weibo Corp., ADR(a)(c)	3,280	140,417
Weichai Power Co. Ltd., Class A	32,000	60,040
Weichai Power Co. Ltd., Class H	80,100	136,915
Wens Foodstuffs Group Co. Ltd., Class A	16,000	81,480
Western Securities Co. Ltd., Class A	32,000	40,148
Wharf Holdings Ltd. (The)	80,000	193,568
Winning Health Technology Group Co. Ltd., Class A	8,000	17,332
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	8,000	24,683
Wuliangye Yibin Co. Ltd., Class A	16,000	290,301
WUS Printed Circuit Kunshan Co. Ltd., Class A	8,000	25,593
WuXi AppTec Co. Ltd., Class A	8,000	100,132
WuXi AppTec Co. Ltd., Class H(b)	11,440	132,774
Wuxi Biologics Cayman Inc.(a)(b)	40,000	451,982
XCMG Construction Machinery Co. Ltd., Class A	32,000	20,848

Security	Shares	Value

China (continued)
Xiamen C & D Inc., Class A	16,000	$18,208
Xiaomi Corp., Class B(a)(b)	336,000	384,172
Xinhu Zhongbao Co. Ltd., Class A	32,000	16,933
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	24,053	39,655
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	21,434	23,850
Xinxing Ductile Iron Pipes Co. Ltd., Class A	24,000	13,588
Xinyi Solar Holdings Ltd.	224,000	137,644
Xinyu Iron & Steel Co. Ltd., Class A	24,000	16,387
Yango Group Co. Ltd., Class A	16,000	15,750
Yanzhou Coal Mining Co. Ltd., Class H	160,000	141,445
Yonghui Superstores Co. Ltd., Class A	32,093	33,919
Yonyou Network Technology Co. Ltd., Class A	8,000	31,591
Yuexiu Property Co. Ltd.	320,000	68,270
Yum China Holdings Inc.	17,200	765,744
Yunda Holding Co. Ltd., Class A	8,000	33,081
Yunnan Baiyao Group Co. Ltd., Class A	8,000	100,029
Yuzhou Properties Co. Ltd.	80,000	36,792
YY Inc., ADR(a)	3,360	214,334
Zhaojin Mining Industry Co. Ltd., Class H	40,000	41,391
Zhejiang China Commodities City Group Co. Ltd., Class A	24,000	13,007
Zhejiang Chint Electrics Co. Ltd., Class A	8,000	27,175
Zhejiang Dahua Technology Co. Ltd., Class A	16,000	38,555
Zhejiang Juhua Co. Ltd., Class A	16,000	14,976
Zhejiang Longsheng Group Co. Ltd., Class A	8,000	14,987
Zhejiang NHU Co. Ltd., Class A	8,000	24,239
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	8,000	16,808
Zhengzhou Yutong Bus Co. Ltd., Class A	8,000	15,966
Zhenro Properties Group Ltd.	80,000	51,611
Zheshang Securities Co. Ltd., Class A	16,000	19,050
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	16,000	55,290
Zhongjin Gold Corp. Ltd., Class A	16,000	17,844
Zhongsheng Group Holdings Ltd.	40,000	141,803
Zhuzhou CRRC Times Electric Co. Ltd., Class H	32,000	109,355
Zijin Mining Group Co. Ltd., Class A	56,000	28,359
Zijin Mining Group Co. Ltd., Class H	351,000	131,383
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	24,000	20,313
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	27,600	19,534
ZTE Corp., Class A(a)	8,000	34,948
ZTE Corp., Class H(a)	48,048	127,981
ZTO Express Cayman Inc., ADR	17,200	366,016

		106,818,178

India — 16.8%
Adani Ports & Special Economic Zone Ltd.	34,161	181,930
Ambuja Cements Ltd.	30,320	86,496
Ashok Leyland Ltd.	72,640	80,146
Asian Paints Ltd.	15,600	371,018
Aurobindo Pharma Ltd.	16,080	100,845
Avenue Supermarts Ltd.(a)(b)	6,640	168,690
Axis Bank Ltd.	112,720	1,161,258
Bajaj Auto Ltd.	4,320	191,257
Bajaj Finance Ltd.	9,200	522,497
Bajaj Finserv Ltd.	2,160	274,308
Bandhan Bank Ltd.(b)	22,240	180,183
Berger Paints India Ltd.	11,920	82,507
Bharat Forge Ltd.	12,640	81,826

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Bharat Petroleum Corp. Ltd.	35,040	$249,865
Bharti Airtel Ltd.	110,240	679,919
Bharti Infratel Ltd.	20,080	77,339
Bosch Ltd.	640	144,015
Britannia Industries Ltd.	2,720	115,936
Cipla Ltd.	18,400	119,704
Coal India Ltd.	64,480	184,485
Colgate-Palmolive India Ltd.	3,120	64,116
Container Corp. of India Ltd.	11,840	95,562
Dabur India Ltd.	30,320	194,040
Divi’s Laboratories Ltd.	4,240	105,572
DLF Ltd.	30,320	92,857
Dr. Reddy’s Laboratories Ltd.	4,880	198,217
Eicher Motors Ltd.	720	229,651
GAIL India Ltd.	85,840	150,830
Godrej Consumer Products Ltd.	18,640	188,381
Grasim Industries Ltd.	16,880	185,195
Havells India Ltd.	15,040	139,933
HCL Technologies Ltd.	29,200	458,998
HDFC Asset Management Co. Ltd.(b)	2,320	114,385
HDFC Life Insurance Co. Ltd.(b)	28,160	224,338
Hero MotoCorp Ltd.	5,520	187,255
Hindalco Industries Ltd.	65,600	183,026
Hindustan Petroleum Corp. Ltd.	32,320	127,320
Hindustan Unilever Ltd.	35,040	994,137
Housing Development Finance Corp. Ltd.	88,640	2,838,519
ICICI Bank Ltd.	256,640	1,833,820
ICICI Lombard General Insurance Co. Ltd.(b)	9,360	177,825
ICICI Prudential Life Insurance Co. Ltd.(b)	16,720	117,107
Indian Oil Corp. Ltd.	107,120	196,209
Info Edge India Ltd.	3,120	114,547
Infosys Ltd.	184,480	1,790,732
InterGlobe Aviation Ltd.(b)	5,600	112,738
ITC Ltd.	185,360	636,664
JSW Steel Ltd.	47,280	172,380
Larsen & Toubro Ltd.	25,280	468,880
LIC Housing Finance Ltd.	18,160	117,485
Lupin Ltd.	12,960	144,644
Mahindra & Mahindra Financial Services Ltd.	17,920	87,892
Mahindra & Mahindra Ltd.	40,240	297,603
Marico Ltd.	23,680	118,800
Maruti Suzuki India Ltd.	5,760	581,789
Motherson Sumi Systems Ltd.	50,400	91,017
Nestle India Ltd.	1,280	257,899
NTPC Ltd.	129,520	210,067
Oil & Natural Gas Corp. Ltd.	142,240	261,232
Page Industries Ltd.	320	98,355
Petronet LNG Ltd.	31,120	117,778
Pidilite Industries Ltd.	6,880	124,964
Piramal Enterprises Ltd.	5,282	133,303
Power Grid Corp. of India Ltd.	99,920	269,239
REC Ltd.	41,280	79,352
Reliance Industries Ltd.	154,400	3,338,527
SBI Life Insurance Co. Ltd.(b)	18,160	243,032
Shree Cement Ltd.	480	140,489
Shriram Transport Finance Co. Ltd.	9,200	144,558
Siemens Ltd.	3,600	73,779
State Bank of India(a)	96,240	458,612
Sun Pharmaceutical Industries Ltd.	45,360	284,443
Tata Consultancy Services Ltd.	48,640	1,392,160

Security	Shares	Value

India (continued)
Tata Motors Ltd.(a)	84,880	$191,087
Tata Power Co. Ltd. (The)	46,320	37,030
Tata Steel Ltd.	18,240	108,696
Tech Mahindra Ltd.	24,800	263,237
Titan Co. Ltd.	16,720	270,294
UltraTech Cement Ltd.	5,520	327,726
United Spirits Ltd.(a)	16,800	141,976
UPL Ltd.	29,120	232,696
Vedanta Ltd.	103,600	208,825
Wipro Ltd.	61,040	202,254
Zee Entertainment Enterprises Ltd.	36,800	150,329

		28,648,627

Russia — 7.1%
Alrosa PJSC	139,200	168,721
Gazprom PJSC	560,804	2,247,230
Gazprom PJSC, ADR	9,440	74,991
Inter RAO UES PJSC	2,080,000	144,325
LUKOIL PJSC	21,680	2,070,344
Magnit PJSC, GDR(e)	19,360	220,994
Magnitogorsk Iron & Steel Works PJSC	176,000	106,758
MMC Norilsk Nickel PJSC	2,880	763,847
Mobile TeleSystems PJSC, ADR	26,480	249,971
Moscow Exchange MICEX-RTS PJSC	61,370	100,931
Novatek PJSC, GDR(e)	5,280	1,045,440
Novolipetsk Steel PJSC	70,400	141,764
PhosAgro PJSC, GDR(e)	7,680	94,618
Polymetal International PLC	10,459	157,170
Polyus PJSC	1,456	156,112
Rosneft Oil Co. PJSC	64,172	440,327
Sberbank of Russia PJSC	583,200	2,123,185
Severstal PJSC	12,000	169,535
Surgutneftegas PJSC	400,010	274,474
Tatneft PJSC	82,640	952,025
VTB Bank PJSC	168,006,001	118,496
X5 Retail Group NV, GDR(e)	6,880	229,512

		12,050,770

Total Common Stocks — 95.3% (Cost: $159,009,621)		162,389,952

Preferred Stocks

Brazil — 4.4%
Banco Bradesco SA, Preference Shares, NVS	232,002	1,830,974
Braskem SA, Class A, Preference Shares, NVS	8,000	52,957
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	8,082	68,677
Cia. Brasileira de Distribuicao, Preference Shares, NVS	8,356	158,413
Cia. Energetica de Minas Gerais, Preference Shares, NVS	48,087	148,413
Gerdau SA, Preference Shares, NVS	56,000	225,150
Itau Unibanco Holding SA, Preference Shares, NVS	280,056	2,304,933
Itausa-Investimentos Itau SA, Preference Shares, NVS	216,044	678,027
Lojas Americanas SA, Preference Shares, NVS	40,004	210,791
Petroleo Brasileiro SA, Preference Shares, NVS	222,014	1,530,570
Telefonica Brasil SA, Preference Shares, NVS	24,064	320,129

		7,529,034

Russia — 0.2%
Surgutneftegas PJSC, Preference Shares, NVS	368,000	206,646

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Transneft PJSC, Preference Shares, NVS	24	$63,445

		270,091

Total Preferred Stocks — 4.6% (Cost: $4,992,689)		7,799,125

Rights

Brazil — 0.0%
Centrais Eletricas Brasileiras SA, (12/17/19)(a)	4,929	128

China — 0.0%
Legend Holdings Corp. Class H, (Expires 05/19/23)(a)	2,030	0	(f)

Total Rights — 0.0% (Cost: $0)		128

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(g)(h)(i)	2,908,831	2,909,994

Total Short-Term Investments — 1.7% (Cost: $2,909,862)		2,909,994

Total Investments in Securities — 101.6% (Cost: $166,912,172)		173,099,199

Other Assets, Less Liabilities — (1.6)%		(2,656,998)

Net Assets — 100.0%		$170,442,201

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,935,586	(2,026,755)	2,908,831	$2,909,994	$15,108	(a)	$(242)	$(92)
BlackRock Cash Funds: Treasury, SL Agency Shares	181,000	(181,000)	—	—	1,406		—	—

				$2,909,994	$16,514		$(242)	$(92)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
HSCEI Index	1	12/30/19	$66	$(2,225)
MSCI Emerging Markets E-Mini	2	12/20/19	104	675

				$(1,550)

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI BRIC ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$162,380,752	$—		$9,200	$162,389,952
Preferred Stocks	7,799,125	—		—	7,799,125
Rights	128	0	(a)	—	128
Money Market Funds	2,909,994	—		—	2,909,994

	$173,089,999	$0	(a)	$9,200	$173,099,199

Derivative financial instruments(b)
Assets
Futures Contracts	$675	$—		$—	$675
Liabilities
Futures Contracts	(2,225)	—		—	(2,225)

	$(1,550)	$—		$—	$(1,550)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares